                                                      1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   56  .....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   57  ....................................        X
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                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X_ on May 29, 2002 pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
___   on _________________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037

Federated Investors
World-Class Investment Manager

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Tax Free Instruments Trust

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A Portfolio of Money Market Obligations Trust

PROSPECTUS

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May 31, 2002

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INVESTMENT SHARES

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A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax-exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 8

How to Redeem and Exchange Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Financial Information 14

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's Investment Shares total return on a calendar year-end basis.

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The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's Investment Shares total return for the three month period from January 1, 2002 to March 31, 2002 was 0.24%.

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Within the period shown in the chart, the Fund's Investment Shares highest quarterly return was 0.94% (quarter ended June 30, 2000). Its lowest quarterly return was 0.34% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 2001.

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Calendar Period	Fund
1 Year	2.24%
5 Years	2.91%
10 Years	2.79%

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1 The Fund's Investment Shares 7-Day Net Yield as of December 31, 2001 was 1.19%.

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You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2002.

Total Waivers of Fund Expenses	0.15%
Total Actual Annual Fund Operating Expenses (after waivers)	0.74%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended March 31, 2002.

3 The shareholder services provider voluntarily waived a portion of the Shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended March 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 91

3 Years	$ 284

5 Years	$ 493

10 Years	$1,096

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

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TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

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Municipal Notes

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Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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SALES CHARGE WHEN YOU REDEEM

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Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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A CDSC will be imposed only in instances in which the Fund Shares being redeemed were acquired in exchange for shares of certain Federated Funds (See "Exchange Privileges") which carry a CDSC and the Fund Shares are redeemed within the applicable CDSC period.

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You will not be charged a CDSC when redeeming Shares:

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  purchased with reinvested dividends or capital gains;
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  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
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  if, after you purchase Shares, you become disabled as defined by the IRS;
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  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
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  if your redemption is a required retirement plan distribution; or
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  upon the death of the last surviving shareholder of the account.
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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund.)
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The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.77%	3.52%	2.89%	2.83%	3.10%

Ratios to Average Net Assets:

Expenses	0.74%	0.74%	0.74%	0.74%	0.73%

Net investment income	1.72%	3.46%	2.86%	2.78%	3.04%

Expense waiver/reimbursement[3]	0.15%	0.18%	0.17%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,012,410	$1,909,380	$1,800,938	$1,771,606	$1,646,267

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2002, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Tax Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 60934N195

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8062810A-IV (5/02)

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Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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May 31, 2002

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INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's Institutional Service Shares total return on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.27%.

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Within the period shown the chart, the Fund's Institutional Service Shares highest quarterly return was 0.97% (quarter ended June 30, 2000). Its lowest quarterly return was 0.37% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 2001.

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Calendar Period	Fund
1 Year	2.39%
5 Years	3.06%
Start of Performance[1]	3.03%

1 The Fund's Institutional Service Shares start of performance date was October 15, 1993.

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The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2001 was 1.34%.

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You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Services Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2002.

Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended March 31, 2002.

3 The shareholder services provider voluntarily waived a portion of the Shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended March 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

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Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and fiduciaries, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.92%	3.67%	3.04%	2.98%	3.25%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.58%

Net investment income	1.86%	3.60%	3.03%	2.93%	3.19%

Expense waiver/reimbursement[3]	0.30%	0.33%	0.32%	0.31%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$382,331	$401,942	$311,752	$273,583	$284,124

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund is contained in the Annual Report, dated March 31, 2002, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 60934N187

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8062810A-SS (5/02)

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EdwardJones

Edward Jones Tax-Free Money Market Fund*

PROSPECTUS

May 31, 2002

INVESTMENT SHARES

* The Investment Shares of Tax-Free Instruments Trust offered through Edward D. Jones & Co. are doing business as Edward Jones Tax-Free Money Market Fund.

Serving Individual Investors Since 1871

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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May 31, 2002

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INVESTMENT SHARES

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A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of high-quality, short-term tax-exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem and Exchange Shares 9

Account and Share Information 11

Who Manages the Fund? 12

Financial Information 12

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax-exempt securities. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's Investment Shares total return on a calendar year-end basis.

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The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's Investment Shares total return for the three month period from January 1, 2002 to March 31, 2002 was 0.24%.

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Within the period shown in the chart, the Fund's Investment Shares highest quarterly return was 0.94% (quarter ended June 30, 2000). Its lowest quarterly return was 0.34% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 2001.

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Calendar Period	Fund
1 Year	2.24%
5 Years	2.91%
10 Years	2.79%

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The Fund's Investment Shares 7-Day Net Yield as of December 31, 2001 was 1.19%.

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You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2002.

Total Waivers of Fund Expenses	0.15%
Total Actual Annual Fund Operating Expenses (after waivers)	0.74%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended March 31, 2002.

3 The shareholder services provider voluntarily waived a portion of the Shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended March 31, 2002.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 91

3 Years	$ 284

5 Years	$ 493

10 Years	$1,096

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax, including AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

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TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

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Municipal Notes

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Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $1,000 except that there is no minimum requirement for those shareholders in Edward D. Jones & Co.'s Complete Financial Organization (CFO) Accounts or who have signed an Automatic Collection and Reinvestment Service Agreement.

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THE EDWARD JONES CFO ACCOUNTS

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This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As a CFO Account subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in the Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

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How is the Fund Sold?

The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. Each share class has different expenses, which affect their performance. Contact your Edward D. Jones & Co. investment professional for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

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When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two to three business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

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When payment is made by wire with federal funds, the order is considered received within two business days. The Fund reserves the right to reject any request to purchase Shares.

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BY CHECK

To purchase Shares by check:

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  sign the single Authorization Form;1
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  enclose a check for $1,000 or more made payable to Edward D. Jones & Co.; and
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  send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

1 This form is available from your Edward D. Jones & Co. investment professional. It is optional but recommended.

By Wire

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.

How to Redeem and Exchange Shares

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling your Edward D. Jones & Co. investment professional.

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If you call before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

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If you call after 2:00 p.m. (Eastern time), you will receive that day's dividend and your redemption will be mailed to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into Shares of the same class of certain Federated Funds. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.

ADDITIONAL CONDITIONS

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the third business day upon receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month. Otherwise, Edward D. Jones & Co. will charge you a $3.00 fee for that month. Checkwriting and CFO privileges will be deleted from accounts with zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones, & Co., L.P. These types of accounts may be subject to the policy in the future.

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TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.77%	3.52%	2.89%	2.83%	3.10%

Ratios to Average Net Assets:

Expenses	0.74%	0.74%	0.74%	0.74%	0.73%

Net investment income	1.72%	3.46%	2.86%	2.78%	3.04%

Expense waiver/reimbursement[3]	0.15%	0.18%	0.17%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,012,410	$1,909,380	$1,800,938	$1,771,606	$1,646,267

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2002, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Investment Company Act File No. 811-5950

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Cusip 60934N195

8062810AC (5/02)

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION

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May 31, 2002

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INVESTMENT SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tax-Free Instruments Trust (Fund) Investment Shares and Institutional Service Shares, dated May 31, 2002.

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This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

8062810B (5/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Exchanging Securities for Shares 5

Subaccounting Services 5

Redemption in Kind 5

Massachusetts Partnership Law 5

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 13

Who is Federated Investors, Inc.? 15

Financial Information 16

Investment Ratings 17

Addresses 18

How is the Fund Organized?

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The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 17, 1981, was reorganized as a portfolio of the Trust on August 25, 2000.

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The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Investment Shares and Institutional Service Shares (Shares). This SAI relates to both of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Asset Coverage

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

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The municipal securities in which the Fund invests must be rated in the two highest short-term rating categories or long-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

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The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. As a fundamental investment policy, under normal market circumstances, at least 80% of the Fund's annual interest income that it distributes will be exempt from federal regular income tax. So long as the Fund's name includes the words "tax-free", the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal income tax. The fundamental investment objective and policy may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Diversification of Investments

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

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The Fund will not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting Securities

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restriction on resale under the federal securities laws.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded form industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, for purposes of the concentration restriction, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry.

REGULATORY COMPLIANCE

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The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

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DETERMINING MARKET VALUE OF SECURITIES

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The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

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The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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What Do Shares Cost?

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The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

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Massachusetts Partnership Law

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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

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In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of May 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Investor Shares: Stephens, Inc., Little Rock, AR, owned approximately 64,617,992 Shares (37.13%) and Lynspen & Co., Birmingham, AL owned approximately 9,236,565 Shares (5.31%).

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As of May 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service Shares: Fiduciary Trust Co., New York, NY, owned approximately 162,517,865 Shares (47.60%); SEI Trust Company, Oaks, PA, owned approximately 82,022,754 Shares (24.03%) and Stockyards Bank & Trust, Louisville, KY, owned approximately 18,062,077 Shares (5.29%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 40 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of May 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,379.50	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,517.61	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,517.61	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$1,517.61	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,379.50	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,379.50	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,517.61	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,581.58	$117,117.14

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,379.50	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$1,379.50	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

** Officers do not receive any compensation from the Funds.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

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Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None 	Over $100,000

J. Christopher Donahue	Over $100,000 	Over $100,000

Lawrence D. Ellis, M.D.	$1.00-$10,000 	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

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

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

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

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended March 31	2002	2001	2000
Advisory Fee Earned	$11,782,263	$10,480,715	$9,865,133

Advisory Fee Reduction	1,226,395	1,690,867	1,384,799

Administrative Fee	1,773,401	1,578,396	1,487,002

Shareholder Services Fee:

Investment Shares	2,931,000	--	--

Institutional Service Shares	0	--	--

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For the fiscal years ended March 31, 2000, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on September 1, 2000.

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Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten-year and Start of Performance periods ended March 31, 2002.

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Yield, Effective Yield and Tax-Equivalent Yield are given for the 30-day period ended March 31, 2002.

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	7-Day Period	1 Year	5 Years	10 Years
Investment Shares:
Total Return
Before Taxes	N/A	1.77%	2.82%	2.74%
Yield	1.08%	N/A	N/A	N/A
Effective Yield	1.08%	N/A	N/A	N/A
Tax-Equivalent Yield	1.76%	N/A	N/A	N/A

	7-Day Period	1 Year	5 Years	Start of Performance on 10/15/1993
Institutional Service Shares:
Total Return
Before Taxes	N/A	1.92%	2.97%	2.98%
Yield	1.23%	N/A	N/A	N/A
Effective Yield	1.23%	N/A	N/A	N/A
Tax-Equivalent Yield	2.00%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

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Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

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Taxable Yield Equivalent For 2002 - multistate municipal fund
Federal Tax Bracket:	10.00%	15.00%	27.00%	30.00%	35.00%	38.60%
Joint Return:	$0-$12,000	$12,001-$46,700	$46,701-$112,850	$112,851-$171,950	$171,951-$307,050	OVER $307,050

Single Return:	$0-$6,000	$6,001-$27,950	$27,951-$67,700	$67,701-$141,250	$141,251-$307,050	OVER $307,050

Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.56%	0.59%	0.68%	0.71%	0.77%	0.81%

1.00%	1.11%	1.18%	1.37%	1.43%	1.54%	1.63%

1.50%	1.67%	1.76%	2.05%	2.14%	2.31%	2.44%

2.00%	2.22%	2.35%	2.74%	2.86%	3.08%	3.26%

2.50%	2.78%	2.94%	3.42%	3.57%	3.85%	4.07%

3.00%	3.33%	3.53%	4.11%	4.29%	4.62%	4.89%

3.50%	3.89%	4.12%	4.79%	5.00%	5.38%	5.70%

4.00%	4.44%	4.71%	5.48%	5.71%	6.15%	6.51%

4.50%	5.00%	5.29%	6.16%	6.43%	6.92%	7.33%

5.00%	5.56%	5.88%	6.85%	7.14%	7.69%	8.14%

5.50%	6.11%	6.47%	7.53%	7.86%	8.46%	8.96%

6.00%	6.67%	7.06%	8.22%	8.57%	9.23%	9.77%

6.50%	7.22%	7.65%	8.90%	9.29%	10.00%	10.59%

7.00%	7.78%	8.24%	9.59%	10.00%	10.77%	11.40%

7.50%	8.33%	8.82%	10.27%	10.71%	11.54%	12.21%

8.00%	8.89%	9.41%	10.96%	11.43%	12.31%	13.03%

8.50%	9.44%	10.00%	11.64%	12.14%	13.08%	13.84%

9.00%	10.00%	10.59%	12.33%	12.86%	13.85%	14.66%

9.50%	10.56%	11.18%	13.01%	13.57%	14.62%	15.47%

10.00%	11.11%	11.76%	13.70%	14.29%	15.38%	16.29%

10.50%	11.67%	12.35%	14.38%	15.00%	16.15%	17.10%

11.00%	12.22%	12.94%	15.07%	15.71%	16.92%	17.92%

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Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

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PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

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iMoneyNet, Inc.

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

IMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

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Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-- J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

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The Financial Statements for the Fund for the fiscal year ended March 31, 2002, are incorporated herein by reference to the Annual Report to Shareholders of Tax-Free Instruments Trust dated March 31, 2002.

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Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

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FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS

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F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

TAX-FREE INSTRUMENTS TRUST

Investment Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23     Exhibits:
            --------

            (a)                ...........Conformed   copy   of    Restatement    and
                               Amendment  Numbers 1-18 to the Declaration of Trust of
                               the Registrant; (35)
            (b)                Copy of By-Laws and Amendments  1-4 of the  Registrant;
                               (35)
            (c)                Copy of Specimen  Certificate for Shares of Beneficial
                               Interest of the   Registrant; (See Appendix)
            (d)   (i)          Conformed  copy of  Investment  Advisory  Contract and
                               Exhibits A-PP of the Registrant; (35)
                  (ii)         Conformed   copy  of  Amendment   to  the   Investment
                               Advisory Contract of the Registrant; (38)
            (e)   (i)          Conformed copy of  Distributor's  Contract and Exhibits
                               A-R of the Registrant; (35)
                  (ii)         Conformed  copy  of  Amendment  to  the   Distributor's
                               Contract of the Registrant; (38)
                  (iii)             Conformed copy of Distributor's Contract of the
                               Registrant (Liberty U.S. Government Money Market
                               Trust - Class B Shares); (23)
                  (iv)         The Registrant hereby incorporates the conformed copy
                               of the specimen Mutual Funds Sales and Service
                               Agreement; Mutual Funds
                               Service Agreement; and Plan Trustee/ Mutual Funds
                               Service Agreement from Item 24(b)(6) of the Cash
                               Trust Series II Registration Statement on Form N-1A
                               filed with the Commission on July 24, 1995. (File
                               Nos. 33-38550 and 811-6269).
            (f)                Not applicable;
            (g)   (i)          Conformed copy of Custodian Agreement of the
                               Registrant; (8)
                  (ii)         Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)          Conformed copy of Amended and Restated Agreement for
                               Fund Accounting Services, Administrative Services,
                               Transfer Agency Services and Custody Services
                               Procurement; (21)
                  (ii)         Conformed copy of Amendment to Agreement for Fund
                               Accounting Services, Administrative Services, Transfer
                               Agency Services and Custody Services Procurement; (38)
                  (iii)        Conformed copy of Amended and Restated Shareholder
                               Services Agreement of the Registrant; (21)
                  (iv)         Conformed copy of Principal Shareholder Services
                               Agreement (Liberty U.S. Government Money Market Trust -
                               Class B Shares); (23)
                  (v)          Conformed copy of Shareholder Services Agreement
                               (Liberty U.S. Government Money Market Trust - Class B
                               Shares); (23)

------------------------------------------
+ All exhibits are being filed electronically.

   8.  Response is  incorporated  by  reference to  Registrant's  Post-Effective
    Amendment  No. 8 on Form N-1A filed June 1, 1994.  (File Nos.  33-31602  and
    811-5950).
   17.  Response is  incorporated  by reference to  Registrant's  Post-Effective
    Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos.  33-31602 and 811-5950).
   21.  Response is  incorporated  by reference to  Registrant's  Post-Effective
    Amendment  No. 33 on Form N-1A filed  August 27, 1999.  (File Nos.  33-31602 and 811-5950).
   23.  Response is  incorporated  by reference to  Registrant's  Post-Effective
    Amendment  No. 36 on Form N-1A filed October 29, 1999.  (File Nos.  33-31602 and 811-5950).
   35.  Response is  incorporated  by reference to  Registrant's  Post-Effective
    Amendment  No. 51 on Form N-1A filed May 29, 2001.  (File Nos.  33-31602 and
    811-5950).
   38.  Response is  incorporated  by reference to  Registrant's  Post-Effective
    Amendment  No.  54 on  Form  N-1A  filed  September  28,  2001.  (File  Nos.
    33-31602 and 811-5950).
                               (vi)..........   Conformed copy of Shareholder
                               Services Agreement (Massachusetts Municipal Cash Trust
                               - Boston 1784 Fund Shares); (24)
                  (vii)        Conformed Copy of Exhibit to the Amended and Restated
                               Shareholder Services Agreement; (30)
                  (viii)       ..............The responses described in Item 23(e)(iv)
                               are hereby incorporated by reference.
                  (ix)         The Registrant hereby incorporates by reference the
                               conformed copy of the Shareholder Services Sub-Contract
                               between Fidelity and Federated Shareholder Services
                               from Item 24(b)(9)(iii) of the Federated GNMA Trust
                               Registration Statement on Form N-1A, filed with the
                               Commission on March 25, 1996 (File Nos. 2-75670 and
                               811-3375).
            (i)                Conformed  copy of Opinion  and Consent of Counsel as to
                               legality of shares being registered; (12)
            (j)   (i)          Conformed copy of Consent of Ernst & Young LLP for:
                        (a)    Automated Government Cash Reserves; (36)
                        (b)    Automated Treasury Cash Reserves; (36)
                        (c)    U.S. Treasury Cash Reserves; (36)
                        (d)    Tax Free Instruments Trust; +
(e)   California Municipal Cash Trust; (31)
(f)   Alabama Municipal Cash Trust;  Arizona  Municipal Cash Trust;  Connecticut
                               Municipal  Cash  Trust;  Florida  Municipal  Cash Trust;
                               Georgia  Municipal Cash Trust;  Maryland  Municipal Cash
                               Trust;  Massachusetts  Municipal  Cash  Trust;  Michigan
                               Municipal  Cash Trust;  Minnesota  Municipal Cash Trust;
                               New Jersey  Municipal  Cash  Trust;  New York  Municipal
                               Cash Trust;  North Carolina  Municipal Cash Trust;  Ohio
                               Municipal  Cash  Trust;   Pennsylvania   Municipal  Cash
                               Trust; Virginia Municipal Cash Trust; (32)
(g)   Federated Short-Term U.S. Government Trust; (37)
(h)   Liberty U.S. Government Money Market Trust; (38)
(i)   Automated  Government  Money  Trust;  Money Market  Trust;  Trust for U.S.
                           Treasury Obligations;  (38)

---------------------------------------

12.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No.  16 on Form N-1A  filed  September  29,  1995.  (File  Nos.
      33-31602 and 811-5950).
   24.  Response is  incorporated  by reference to  Registrant's  Post-Effective
   Amendment No. 37 on Form
          N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).
        30.    Response   is   incorporated   by   reference   to   Registrant's
    Post-Effective Amendment No. 46 on Form
          N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).
        31.    Response   is   incorporated   by   reference   to   Registrant's
    Post-Effective Amendment No. 47 on Form
          N-1A filed December 14, 2000. (File Nos. 33-31602 and 811-5950).
32.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No.  48 on Form  N-1A  filed  December  26,  2000.  (File  Nos.
      33-31602 and 811-5950).
       35.  Response is incorporated by reference to Registrant's Post-Effective
                               Amendment No. 51 on Form
          N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
36.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 52 on Form
                N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).
37.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos. 33-31602 and
      811-5950).
   38.  Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No.  54 on Form N-1A  filed  September  28,  2001.  (File  Nos.
      33-31602 and 811-5950).

                               (j)    Money Market Management; (37)
                  (ii)          Conformed  copy of  Consent  of  Deloitte  & Touche LLP
                        for:
                        (a)  Automated  Cash  Management  Trust;   Liquid  Cash  Trust;
                           Federated   Master   Trust;   Trust  for   Government   Cash
                           Reserves;  Trust for Short-Term U.S. Government  Securities;
                           Government    Obligations   Fund;   Government   Obligations
                           Tax-Managed   Fund;   Prime   Obligations   Fund;   Tax-Free
                           Obligations  Fund;  Treasury   Obligations  Fund;  Municipal
                           Obligations  Fund; Prime Cash Obligations  Fund; Prime Value
                           Obligations Fund; (38)
                        (b)   Federated Tax-Free Trust; (32)
            (k)                 Not applicable;
            (l)                 Conformed copy of Initial Capital Understanding; (12)
                           (m)      (i)   Conformed  copy of  Distribution  Plan
                           and Exhibits A-I of the      Registrant; (35)
                  (ii)     The responses  described in Item 23(e)(iv) are hereby
                           incorporated by reference.
            (n)            The  Registrant  hereby  incorporates  the  conformed
                           copy of the  Multiple  Class  Plan  from  Item (n) of
                           the  Federated  Total  Return  Government  Bond  Fund
                           Registration  Statement on Form N-1A,  filed with the
                           Commission  on April 24,  2002.  (File Nos.  33-60411
                           and 811-07309).
            (o)   (i)          Conformed copy of Power of Attorney of  the
                               Registrant; (23)
                  (ii)   Conformed   copy  of  Power  of  Attorney  of  Chief
                           Investment  Officer of the Registrant; (23)
                  (iii)    Conformed  copy of Power of Attorney of  Treasurer of
                           the   Registrant: (18)
                  (iv)     Conformed  copy of Power of  Attorney  of  Trustee of
                           the Registrant; (26)
            (p)            The  Registrant  hereby  incorporates  the  conformed
                           copy of the Code of Ethics  for Access  Persons  from
                           Item  23  (p)  of the  Federated  Managed  Allocation
                           Portfolios  Registration Statement on Form N-1A filed
                           with the  Commission on January 25, 2001.  (File Nos.
                           33-51247 and 811-7129).

---------------------------------------
+ All exhibits are being filed electronically.

12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form
         N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).
18.     Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No.  25 on Form N-1A  filed  February  12,  1999.  (File  Nos.
      33-31602 and 811-5950).
   23.  Response is  incorporated  by reference to  Registrant's  Post-Effective
   Amendment No. 36 on Form
         N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).
       26.  Response is incorporated by reference to Registrant's Post-Effective
                               Amendment No. 39 on Form
                N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).
32.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 48 on Form
         N-1A filed December 26, 2000. (File Nos. 33-31602 and 811-5950).
35.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form
          N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).
   38.  Response is  incorporated  by reference to  Registrant's  Post-Effective
      Amendment  No.  54 on Form N-1A  filed  September  28,  2001.  (File  Nos.
      33-31602 and 811-5950).
Item 24. Persons Controlled by or Under Common Control with the Fund:
         -----------------------------------------------------------

                        None

Item 25. Indemnification:  (1)
         ---------------

-----------------------------------

1.  Response is incorporated by reference to Registrant's  Initial  Registration
    Statement  on Form N-1A filed  October 20,  1989.  (File Nos.  33-31602  and
    811-5950).

Item 26. Business and Other Connections of Investment Adviser:

    For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the
   Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue,
   (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
   Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
   Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
   Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

    The remaining Officers of the investment adviser are:

                               Executive Vice Presidents:   William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

                               Senior Vice Presidents:      Stephen F. Auth
                                                      Joseph M. Balestrino
                                                      David A. Briggs
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Mark E. Durbiano
                                                      James E. Grefenstette
                                                      Robert M. Kowit
                                                      Jeffrey A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski
                                                      Bernard J. Picchi
                                                      Frank Semack
                                                      Richard Tito
                                                      Peter Vutz

                               Vice Presidents:             Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Randall S. Bauer
                                                      Nancy J.Belz
                                                      G. Andrew Bonnewell
                                                      Robert E. Cauley
                                                      Ross M. Cohen
                                                      Fred B. Crutchfield
                                                      Lee R. Cunningham, II
                                                      Alexandre de Bethmann
                                                      Anthony Delserone, Jr.
                                                      Donald T. Ellenberger
                                                      Eamonn G. Folan
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      John T. Gentry
                                                      David P. Gilmore
                                                      Marc Halperin
                                                      John W. Harris
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      Nikola A. Ivanov
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Steven J. Lehman
                                                      Marian R. Marinack
                                                      Natalie F. Metz
                                                      Thomas J. Mitchell
                                                      Joseph M. Natoli
                                                      John L. Nichol
                                                      Mary Kay Pavuk
                                                      Jeffrey A. Petro
                                                      John P. Quartarolo
                                                      Ihab L. Salib
                                                      Roberto Sanchez-Dahl, Sr.
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Paige M. Wilhelm
                                                      Richard M. Winkowski, Jr.
                                                      Lori A. Wolff
                                                      George B. Wright

                               Assistant Vice Presidents:   Catherine A. Arendas
                                                      Angela A. Auchey
                                                      Nicholas P. Besh
                                                      David Burns
                                                      Hanan Callas
                                                      Regina Chi
                                                      David W. Cook
                                                      James R. Crea, Jr.
                                                      Karol M. Crummie
                                                      David Dao
                                                      Richard J. Gallo
                                                      Anthony Han
                                                      Kathryn P. Heagy
                                                      Carol B. Kayworth
                                                      J. Andrew Kirschler
                                                      Robert P. Kozlowski
                                                      Ted T. Lietz, Sr.
                                                      Monica Lugani
                                                      Tracey L. Lusk
                                                      Theresa K. Miller
                                                      Bob Nolte
                                                      Rae Ann Rice
                                                      James W. Schaub
                                                      Jennifer G. Setzenfand
                                                      John Sidawi
                                                      Diane R. Startari
                                                      Kyle D. Stewart
                                                      Mary Ellen Tesla
                                                      Michael R. Tucker
                                                      Steven J. Wagner

                               Secretary:             G. Andrew Bonnewell

                               Treasurer:             Thomas R. Donahue

                               Assistant Secretaries:       C. Grant Anderson
                                                      Leslie K. Ross

                               Assistant Treasurer                Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania  15222-3779.  These
individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
Registration Statement.

Item 27.  Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money
Market Fund; Edward Jones Tax-Free Money Market Fund; Federated Limited
Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.;
Federated ARMs Fund; Federated Core Trust; Federated Core Trust II, L.P.;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed
Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated
Income Trust; Federated Index Trust; Federated Institutional Trust; Federated
Insurance Series; Federated International Series, Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term Municipal
Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated
Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.
Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds;
RIGGS Funds; SouthTrust Funds; The  Wachovia Variable Insurance Funds; The
Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

         (b)

          (1)                        (2)                                     (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin

         (b)

          (1)                        (2)                                     (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

                              Peter J. Germain
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman

         (b)

          (1)                        (2)                                     (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell

                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28. Location of Accounts and Records:
         --------------------------------

All  accounts  and  records  required  to  be  maintained  by  Section  31(a)  of  the
Investment  Company Act of 1940 and Rules 31a-1 through 31a-3  promulgated  thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices  should  be sent to the  Agent  for
                                          Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and                     P.O. Box 8600
Trust Company                                   Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

    Registrant  hereby  undertakes to comply with the provisions of  Section 16(c)  of the 1940 Act with  respect to the removal of  Trustees  and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933 and the Investment
Company Act of 1940, the Registrant,  MONEY MARKET OBLIGATIONS  TRUST,  certifies that it  meets  all  of  the  requirements  for  effectiveness  of  this  Amendment  to its
Registration  Statement  pursuant to Rule 485(b) under the  Securities Act of 1933 and has duly caused  this  Amendment  to its  Registration  Statement  to be signed on its behalf by the  undersigned,  thereto duly  authorized,  in the City of Pittsburgh  and
Commonwealth of Pennsylvania, on the 28th day of May, 2002.
            MONEY MARKET OBLIGATIONS TRUST

            BY: /s/ Leslie K. Ross
            Leslie K. Ross, Assistant Secretary
            Attorney in Fact for John F. Donahue
            May 28, 2002

     Pursuant to the  requirements  of the Securities  Act of 1933,  this Amendment to its  Registration  Statement  has been  signed  below by the  following  person in the capacity and on the date indicated:

NAME                                      TITLE                   DATE
----                                      -----                   ----
By:/s/ Leslie K. Ross                     Attorney In Fact                    May 28, 2002
   Leslie K. Ross                         For the Persons
   Assistant Secretary                    Listed Below

NAME                                      TITLE

John F. Donahue*                          Chairman and Trustee
                                          (Chief Executive Officer)

J. Christopher Donahue*                   President and Trustee

Richard J. Thomas*                        Treasurer (Principal Financial and
                                          Accounting Officer)

William D. Dawson, III*                   Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                                Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                          ............................................................Trustee

*By Power of Attorney

                                    Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)      Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(ii)     Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16,
         1998.  File Nos. 33-31259 and 811-5911).
(iii)    Automated Cash Management Trust - Institutional Service Shares and
         Cash II Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994.  File
         Nos. 33-31602 and 811-5950).
(iv)     Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May
         28, 1982.  File Nos. 2-77822 and 811-3475).
(v)      California Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(vi)     Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on
         October 31, 1989.  File Nos. 33-31259 and 811-5911).
(vii)    Federated Master Trust; (Response is incorporated by reference to
         Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996.
         File Nos. 2-60111 and 811-2784).
(viii)   Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed
         October 22, 1987.  File Nos. 33-12322 and 811-5035).
(ix)     Federated Tax-Free Trust; (Response is incorporated by reference to
         Initial Registration Statement on Form S-5 filed December 27, 1978.
         File Nos. 2-63343 and 811-2891).
(x)      Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19,
         1994.  File Nos. 33-31259 and 811-5911).
(xi)     Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31,
         1995.  File Nos. 33-31259 and 811-5911).
(xii)    Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed
         April 25, 1996.  File Nos. 2-65447 and 811-2956).
(xiii)   Liquid Cash Trust; (Response is incorporated by reference to
         Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980.
         File Nos. 2-67655 and 811-3057).
(xiv)    Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2,
         1994.  File Nos. 33-31259 and 811-5911).
(xv)     Massachusetts Municipal Cash Trust - Institutional Service Shares and
         BayFunds Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xvi)    Michigan Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(xvii)   Minnesota Municipal Cash Trust - Institutional Shares and Cash Series
         Shares; (Response is incorporated by reference to Post-Effective
         Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos.
         33-31259 and 811-5911).
(xviii)  New Jersey Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
 (xix)   North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xx)     Ohio Municipal Cash Trust - Institutional Shares and Institutional
         Service Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 45 on Form N-1A filed on December 19,
         1997.  File Nos. 33-31259 and 811-5911).
(xxi)    Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxii)   Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is
         incorporated by reference to Post-Effective Amendment No. 35 on Form
         N-1A filed on May 19,1995.  File Nos. 33-31259 and 811-5911).
(xxiii)  Pennsylvania Municipal Cash Trust - Institutional Service Shares and
         Cash Series Shares; (Response is incorporated by reference to
         Post-Effective Amendment No. 21 on Form N-1A filed on December 29,
         1993.  File Nos. 33-31259 and 811-5911).
(xxiv)   Tennessee Municipal Cash Trust - Institutional Shares and
         Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February
         29,1996.  File Nos. 33-31259 and 811-5911).
(xxv)    Treasury Obligations Fund - Institutional Capital Shares; (Response is
         incorporated by reference to Post-Effective Amendment No. 22 on Form
         N-1A filed September 23, 1997.  File Nos. 33-31602 and 811-5950).
(xxvi)   Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March
         23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii)  Trust for Short-Term U.S. Government Securities; (Response is
         incorporated by reference to Post-Effective Amendment No. 53 on Form
         N-1A filed January 23, 1995.  File Nos. 2-54929 and 811-2602).
(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed
         November 27, 1994.  File Nos. 2-49591 and 811-2430).
(xxix)                            Virginia Municipal Cash Trust - Institutional
         Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on
         December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxx)    Liberty U.S. Government Money Market Trust and Liquid Cash; (Response
         is incorporated by reference to Post-Effective Amendment No 41 on Form
         N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).
(xxxi)   Liberty U.S. Government Money Market Trust (Response is incorporated by reference to  Post-Effective Amendment No. 41 on Form N-1A filed on
         May 25,2000. File Nos. 33-31602 and 811-5950).
(xxxii)  Liquid Cash Trust (Response is incorporated by reference to
         Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000.
         File Nos. 33-31602 and 811-5950).